Shareholder Fees - FidelityEnhancedIndexFunds-ComboPRO	Oct. 29, 2022 USD ($)
FidelityEnhancedIndexFunds-ComboPRO | Fidelity Large Cap Value Enhanced Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none